Note 3 - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses and the Recorded Investment of Loans (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$ 3,412	$ 2,625
Collectively evaluated for impairment	4,922	3,530
Total ending allowance balance	8,334	6,155	6,905	7,344
Loans:
Loans individually evaluated for impairment	20,169	14,696
Loans collectively evaluated for impairment	574,599	551,623
Total ending loans balance	594,768	566,319
Residential Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment		93
Collectively evaluated for impairment	1,426	1,076
Total ending allowance balance	1,426	1,169	1,329	1,860
Loans:
Loans individually evaluated for impairment	1,415	1,019
Loans collectively evaluated for impairment	222,213	218,346
Total ending loans balance	223,628	219,365
Commercial Real Estate Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	2,506	1,661
Collectively evaluated for impairment	1,689	1,253
Total ending allowance balance	4,195	2,914	3,946	3,493
Loans:
Loans individually evaluated for impairment	11,711	10,801
Loans collectively evaluated for impairment	165,901	173,070
Total ending loans balance	177,612	183,871
Commercial and Industrial [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	900	864
Collectively evaluated for impairment	702	415
Total ending allowance balance	1,602	1,279	783	636
Loans:
Loans individually evaluated for impairment	6,824	2,658
Loans collectively evaluated for impairment	77,174	58,145
Total ending loans balance	83,998	60,803
Consumer Portfolio Segment [Member]
Ending allowance balance attributable to loans:
Individually evaluated for impairment	6	7
Collectively evaluated for impairment	1,105	786
Total ending allowance balance	1,111	793	847	1,355
Loans:
Loans individually evaluated for impairment	219	218
Loans collectively evaluated for impairment	109,311	102,062
Total ending loans balance	$ 109,530	$ 102,280